Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	29,823,880	0
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 10.00	$ 10.00
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	2,676,120	0
Ordinary shares, outstanding	2,676,120	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000
Ordinary shares subject to forfeiture (in Shares)		1,031,250
Class B Ordinary Shares | Previously Reported
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, authorized		30,000,000
Ordinary shares, issued		7,906,250
Ordinary shares, outstanding		7,906,250